Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The Company’s net carrying amount of debt is comprised of the following:

	June 30, 2013	December 31, 2012
Term Loan	$12,023,000	$12,579,000
Seller Note	6,595,000	6,306,000
Contingent obligation – Seller	11,466,000	11,466,000
Other long term liabilities	42,000	45,000
Total	30,126,000	30,396,000
Current portion	1,688,000	1,350,000
Total long term liabilities	$28,438,000	$29,046,000

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2012	2011
Term Note	$12,579,000	$12,344,000
Seller Note	6,306,000	5,765,000
Installment debt obligation	-	1,158,000
Contingent obligation – due to seller	11,466,000	17,765,000
Total	30,351,000	37,032,000
Current portion	1,350,000	44,000
Total long term liabilities	$29,001,000	$36,988,000

Schedule of Maturities of Long-term Loan [Table Text Block]	Annual principal obligations are as follows:
Year Ending December 31,
2013	$1,350,000
2014	2,025,000
2015	3,375,000
2016	6,750,000
Total	$13,500,000

Schedule Optional Prepayment Applicable Premium Percentage [Table Text Block]
Optional Prepayment.  IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment: (See Note 11, Subsequent Events)

Period	Applicable Premium
Prior to September 29, 2013	2%
Prior to September 29, 2014	1%
On or After September 29, 2014	0%

Optional Prepayment. IM Brands may prepay the Loan in whole or in part in increments of $500,000, provided that IM Brands pay the following premiums in connection with the prepayment:

Period	Applicable Premium
Prior to September 29, 2013	2%
After September 29, 2013 and prior to September 29, 2014	1%
After September 29, 2014	0%

Schedule Of Debt Minimum Liquidity [Table Text Block]
Minimum Liquidity . Permit excess liquidity to be less than the amount set forth below during each applicable period set forth below:

Periods	Excess Liquidity
September 29, 2011 through December 31, 2011	$1,500,000
January 1, 2012 through March 31, 2012	$1,750,000
April 1, 2012 through June 30, 2012	$2,250,000
July 1, 2012 through September 30, 2012	$2,750,000
October 1, 2012 through December 31, 2012	$3,000,000
January 1, 2013 through June 30, 2013	$2,500,000
July 1, 2013 through September 30, 2013	$3,250,000
October 1, 2013 through March 31, 2014	$3,500,000
April 1, 2014 through June 30, 2014	$3,750,000
July 1, 2014 and thereafter	$4,000,000

Schedule Of Minimum Fixed Charge Coverage Ratio [Table Text Block]
Consolidated Fixed Charge Coverage Ratio . Permit the consolidated fixed charge coverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be less than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Minimum Fixed Charge Coverage Ratio
September 30, 2012 and December 31, 2012	1.90 to 1.00
March 31, 2013 and June 30, 2013	1.60 to 1.00
September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014	1.50 to 1.00
December 31, 2014 and March 31, 2015	1.30 to 1.00
June 30, 2015 and thereafter	1.15 to 1.00

Schedule Of Maximum Consolidated Leverage Ratio [Table Text Block]
Consolidated Total Leverage Ratio . Permit the consolidated total leverage ratio as of the end of each of the fiscal quarters ending on the dates (or for the periods) set forth for the period of four fiscal quarters ending on such dates (or for the periods) below to be greater than the ratio set forth below opposite such period:

Trailing Four Fiscal Quarters Ending	Maximum Consolidated Leverage Ratio
September 30, 2012 and December 31, 2012	3.50 to 1.00
March 31, 2013	3.30 to 1.00
June 30, 2013 and September 30, 2013	3.00 to 1.00
December 31, 2013	2.75 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014 and thereafter	2.00 to 1.00

Schedule Of Minimum Consolidated Earnings Before Interest Taxes Depreciation And Amortization [Table Text Block]
Minimum Consolidated EBITDA. Permit consolidated EBITDA (as defined in the Loan Agreement) as of the end of each of the fiscal quarters ending on the dates set forth for the period of four fiscal quarters ending on such dates below to be less than the amount set forth opposite such quarter in the table below; provided that for the fiscal quarters ended on December 31, 2011, March 31, 2012 and June 30, 2012, such periods shall be one fiscal quarter, two fiscal quarters and three fiscal quarters, respectively:

Fiscal Quarter	Consolidated EBITDA
December 31, 2011	$250,000
March 31, 2012	$1,250,000
June 30, 2012	$2,500,000
September 30, 2012	$4,000,000
December 31, 2012 and March 31, 2013	$4,250,000
June 30, 2013	$4,500,000
September 30, 2013	$4,750,000
December 31, 2013 and thereafter	$5,000,000

Schedule Of Royalty Targets and Percentage Of Potential Earn Out Value [Table Text Block]
The royalty targets and percentage of the potential Earn-Out Value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The royalty targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period (October 1, 2011 to September 30, 2012)	$16,000,000	$7,500,000
Second Royalty Target Period (October 1, 2012 to September 30, 2013)	$20,000,000	$7,500,000
Third Royalty Target Period (October 1, 2013 to September 30, 2014)	$22,000,000	$7,500,000
Fourth Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%